Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Valuation Allowance [Line Items]
State net operating loss carry forwards	$ 259,981	$ 323,536
Oklahoma [Member]
Valuation Allowance [Line Items]
State net operating loss carry forwards	259,981
Operating loss carry forwards valuation allowance	$ 0
Minimum [Member] | Oklahoma [Member]
Valuation Allowance [Line Items]
Net operating loss carry forwards expiration period	2029
Maximum [Member] | Oklahoma [Member]
Valuation Allowance [Line Items]
Net operating loss carry forwards expiration period	2031